TYPE			13F-HR
PERIOD			03/31/07
FILER
CIK			0001107213
CCC			h7@khcdj
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  February 9, 2007
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	84
Form 13F Information Table Value Total:	$2610758

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Boardwalk Real Estate Trust                     B011205       5846   152000 SH       SOLE                   152000
Brookfield Properties Corp                      2129301       3398    83500 SH       SOLE                    83500
Dundee REIT                                     2833505       2385    69300 SH       SOLE                    69300
Centro Properties Group                         6037745       1559   221580 SH       SOLE                   221580
Macquarie Goodman Group                         B03FYZ4       1957   346568 SH       SOLE                   346568
Stockland                                       6850856       6876  1044389 SH       SOLE                  1044389
Valad Property Group                            6570121       6159  3737055 SH       SOLE                  3737055
Westfield Group                                 B01BTX7      12118   729210 SH       SOLE                   729210
Corio NV                                        4929286       1646    18187 SH       SOLE                    18187
Gecina SA                                       7742468       3917    21139 SH       SOLE                    21139
IVG Immobilien AG                               5740378       6498   136550 SH       SOLE                   136550
Klepierre                                       7582556       6673    34612 SH       SOLE                    34612
Risanamento SPA                                 4703286       1302   124745 SH       SOLE                   124745
Rodamco Europe NV                               5727360       5072    36616 SH       SOLE                    36616
Unibail                                         7076242       4678    15491 SH       SOLE                    15491
Ascott Group LTD, The                           6837677       3913  3475000 SH       SOLE                  3475000
Capitaland LTD                                  6309303       5063   961000 SH       SOLE                   961000
Capitamall Trust                                6420129       1949   787000 SH       SOLE                   787000
Keppel Land Ltd                                 6853468       4273   683000 SH       SOLE                   683000
Castellum AB                                    B0XP0T0       2806   194900 SH       SOLE                   194900
Japan Prime Realty Investment                   6528175        724      165 SH       SOLE                      165
Japan Retail Fund Investment                    6513342       2839      289 SH       SOLE                      289
Mitsubishi Estate Co. LTD                       6596729      14749   450000 SH       SOLE                   450000
Mitsui Fudosan Co. LTD                          6597603       9729   332000 SH       SOLE                   332000
NTT Urban Development Corp                      B031SG1       2737     1171 SH       SOLE                     1171
Nippon Building Fund Inc.                       6396800       1866      113 SH       SOLE                      113
Sumitomo Realty & Development                   6858902       7799   206000 SH       SOLE                   206000
British Land Co PLC                             0136701       8451   281977 SH       SOLE                   281977
Capital & Regional PLC                          0174154       2669    88372 SH       SOLE                    88372
Derwent London PLC                              0265274       4937   115942 SH       SOLE                   115942
Great Portland Estates PLC                      B01FLL1       5603   368101 SH       SOLE                   368101
Hammerson PLC                                   0406501       5471   160945 SH       SOLE                   160945
Land Securities Group PLC                       3180943       5145   122572 SH       SOLE                   122572
Quintain Estates & Dev PLC                      0718444       1886   107361 SH       SOLE                   107361
Beijing Capital Land LTD-H                      6623360       1097  2606000 SH       SOLE                  2606000
China Resources Land Ltd                        6193766       5499  4562000 SH       SOLE                  4562000
Hang Lung Properties LTD                        6030506       5567  1991000 SH       SOLE                  1991000
Henderson Land Development                      6420538       3102   531000 SH       SOLE                   531000
Link REIT                                       B0PB4M7       2858  1188000 SH       SOLE                  1188000
Shenzen Investment Ltd                          6535261       4874  9546000 SH       SOLE                  9546000
Sun Hung Kai Properties                         6859927       1735   150000 SH       SOLE                   150000
AMB Property Corporation                        00163T109    24684   419860 SH       SOLE                   419860
Acadia Realty Trust                             004239109    20592   789870 SH       SOLE                   789870
Alexandria Real Estate Equitie                  015271109    82177   818745 SH       SOLE                   818745
American Campus Communities                     024835100    14958   493830 SH       SOLE                   493830
Apartment Investment and Manag                  03748R101    48917   847937 SH       SOLE                   847937
Archstone Communities Trust                     039583109    40723   750237 SH       SOLE                   750237
Avalon Bay Communities                          053484101   118135   908730 SH       SOLE                   908730
BRE Properties, Inc.                            05564E106    69588  1101946 SH       SOLE                  1101946
Boston Properties                               101121101    86571   737405 SH       SOLE                   737405
Brookfield Properties Corp                      112900105   100178  2485802 SH       SOLE                  2485802
CBL & Associates Properties, I                  124830100     1450    32340 SH       SOLE                    32340
Cousins Property Group Inc                      222795106    24347   740920 SH       SOLE                   740920
Developers Diversified Realty                   251591103    23808   378500 SH       SOLE                   378500
DiamondRock Hospitality Co.                     252784301    22544  1186500 SH       SOLE                  1186500
Digital Realty Trust, Inc.                      253868103    20063   502830 SH       SOLE                   502830
Douglas Emmett Inc                              25960P109    33787  1323436 SH       SOLE                  1323436
Duke Realty Investments, Inc.                   264411505    48860  1123990 SH       SOLE                  1123990
Equity Residential Properties                   29476L107    48282  1001080 SH       SOLE                  1001080
Essex Property Trust, Inc.                      297178105    99133   765625 SH       SOLE                   765625
Federal Realty Investment Trus                  313747206    58063   640735 SH       SOLE                   640735
First Industrial Realty Trust,                  32054K103    14744   325470 SH       SOLE                   325470
General Growth Properties                       370021107    97349  1507654 SH       SOLE                  1507654
Highwoods Properties, Inc.                      431284108    45792  1159580 SH       SOLE                  1159580
Host Hotels & Resorts, Inc.                     44107P104   130289  4952087 SH       SOLE                  4952087
Kilroy Realty Corporation                       49427F108    38028   515630 SH       SOLE                   515630
Kimco Realty Corp.                              49446R109   103463  2122757 SH       SOLE                  2122757
Lasalle Hotel Properties                        517942108     9803   211460 SH       SOLE                   211460
Liberty Property Trust                          531172104    49316  1012240 SH       SOLE                  1012240
Macerich Company                                554382101    64779   701380 SH       SOLE                   701380
Maguire Properties Inc.                         559775101    17329   487310 SH       SOLE                   487310
National Retail Properties                      637417106    23566   974200 SH       SOLE                   974200
Nationwide Health Properties                    638620104    23906   764740 SH       SOLE                   764740
Prologis Trust                                  743410102   120200  1851231 SH       SOLE                  1851231
Public Storage, Inc.                            74460D109    77876   822607 SH       SOLE                   822607
Realty Income Corp                              756109104    34130  1210270 SH       SOLE                  1210270
Regency Realty Corp.                            758849103    48312   578240 SH       SOLE                   578240
SL Green Realty                                 78440X101    95179   693829 SH       SOLE                   693829
Simon Property Group, Inc.                      828806109   184322  1656829 SH       SOLE                  1656829
Spirit Finance Corp                             848568309    32323  2169310 SH       SOLE                  2169310
Sunstone Hotel Investors, Inc.                  867892101    43818  1607402 SH       SOLE                  1607402
Taubman Centers Inc.                            876664103    45599   786330 SH       SOLE                   786330
Ventas Inc.                                     92276F100    37841   898200 SH       SOLE                   898200
Vornado Realty Trust                            929042109    98506   825427 SH       SOLE                   825427